Note 11 - Segment Reporting - Schedule of Segment Reporting Information (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Voyage expenses, net		$ (1,810,534)	$ 2,509,350
Vessel operating expenses		11,056,328	12,838,729
Dry-docking expenses		767,454	419,473
Related party management fees		2,082,405	2,182,187
General and administrative expenses		1,717,310	1,648,591
Interest and other financing costs		3,035,982	3,527,620
Net loss		7,355,417	(7,112,768)
Vessel Operating Segment [Member]
Net revenue		30,491,394	20,487,024
Voyage expenses, net		1,810,534	(2,509,350)
Vessel operating expenses		(11,056,328)	(12,838,729)
Dry-docking expenses		(767,454)	(419,473)
Related party management fees		(2,082,405)	(2,182,187)
General and administrative expenses		(1,717,310)	(1,648,591)
Interest and other financing costs		(3,035,982)	(3,527,620)
Other segment items	[1]	(6,287,032)	(4,473,842)
Net loss		$ 7,355,417	$ (7,112,768)

[1]	Other segment items of the segment include Vessel depreciation, Net gain on sale of vessel, Loss on derivatives, net, Interest income, and Foreign exchange loss.